Income Taxes	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Income Taxes
17.	Income taxes

The subsidiaries of the Group in México and abroad are individually subject to the payment of income taxes. These taxes are not determined based on the consolidates figures of the Group, but are calculated individually at the level of each company declaration and each of these presents its taxes separately.

According to the specific requirements of each country, the statutory rates for 2022, 2021 and 2020 periods, were 30% for México, 25% for Guatemala and 21% for United States, and will continue as such in future periods.

Income tax recognized in profit or loss for the periods of 2022, 2021 and 2020 was comprised of the following:

	2022		2021	2020
Current tax	Ps.	533,522	791,856	576,834
Deferred tax (benefit) expense		(16,602)	22,700	(51,173)
	Ps.	516,920	814,556	525,661

Income tax expense recognized at the effective ISR rate differs from income tax expense at the statutory tax rate. Reconciliation of income tax expense recognized from statutory to effective ISR rate is as follows:

	2022		2021	2020
Profit before income tax	Ps.	1,386,884	2,542,495	824,105
Tax rate		30%	30%	30%
Income tax expense calculated at 30% statutory tax rate		416,065	768,749	247,232

Inflation effects, net		3,536	25,039	8,333
Non-deductible expenses (1)		148,569	5,790	5,493
Loss on valuation of warrants		-	-	255,456
Share-based payments		1,780	1,744	8,275
Other items, net		(53,030)	13,234	872
		516,920	814,556	525,661
	Ps.	37%	32%	64%

(1)	Includes (i) certain payroll expenses which are partially deductible as grocery vouchers, help for transportation, life and major medical expenses insurance, among others; and (ii) certain cost of sales expenses as samples and obsolescence items.

Realization of deferred tax assets depends on the future generation of taxable income during the period in which the temporary differences will be deductible. Management considers the reversal of deferred tax liabilities and projections of future taxable income to make its assessment on the realization of deferred tax assets. Based on the results obtained in previous years and in future profit and tax projections, management has concluded that it is probable the deferred tax assets will be realized.

Composition of the deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances as of December 31, 2022, December 31, 2021 and January 3, 2021 is presented below:

Temporary differences	As of January 1, 2020		Recognized in profit or loss	Recognized in other comprehensive income	As of January 3, 2021
Deferred tax assets:
Expected credit loss	Ps.	5,217	3,102	-	8,319
Accruals and provisions		25,937	43,232	360	69,529
Derivative financial instruments		-	35,886	-	35,886
Property, plant and equipment		4,579	(4,579)	-	-

Deferred tax liabilities:
Intangible assets		(85,820)	1,920	-	(83,900)
Inventories		(9,353)	(24,881)	-	(34,234)
Derivative financial instruments		(89)	89	-	-
Property, plant and equipment		-	(10,888)	-	(10,888)
Other assets and prepaid expenses		(13,891)	6,932	-	(6,959)
Net deferred tax liability	Ps.	(73,420)	50,813	360	(22,247)

Temporary differences	As of January 3, 2021		Accounting effects from changing reporting period	Recognized in profit or loss	Recognized in other comprehensive income	As of December 31, 2021
Deferred tax assets:
Expected credit loss	Ps.	8,319	11,309	12,799	-	32,427
Accruals and provisions		69,529	-	(31,422)	-	38,107
Derivative financial instruments		35,886	-	(35,886)	-	-
Property, plant and equipment		-	-	5,538	-	5,538

Deferred tax liabilities:
Intangible assets		(83,900)	-	1,920	-	(81,980)
Inventories		(34,234)	(5,337)	30,483	-	(9,088)
Derivative financial instruments		-	-	(7,380)	-	(7,380)
Property, plant and equipment		(10,888)	-	10,888	-	-
Other assets and prepaid expenses		(6,959)	-	(9,640)	-	(16,599)
Net deferred tax liability	Ps.	(22,247)	5,972	(22,700)	-	(38,975)

Temporary differences	As of December31, 2021		Liability assumed for subsidiaries’ acquisition	Recognized in profit or loss	Recognized in other comprehensive income	As of December31, 2022
Deferred tax assets:
Expected credit loss	Ps.	32,427	-	(3,085)	-	29,342
Accruals and provisions		38,107	256,433	99,556	-	394,096
Prepaid expenses		-	4,752	351	-	5,103
Property, plant and equipment		5,538	-	(5,538)	-	-

Deferred tax liabilities:
Intangible assets		(81,980)	(418,327)	1,920	-	(498,387)
Inventories		(9,088)	-	(18,656)	-	(27,744)
Derivative financial instruments		(7,380)	4,936	(1,471)	-	(3,915)
Property, plant and equipment		-	(350,521)	(38,200)	-	(388,721)
Other assets and prepaid expenses		(16,599)	10,700	(18,275)	-	(24,174)
Net deferred tax liability	Ps.	(38,975)	(492,027)	16,602	-	(514,400)

Unrecognized deferred tax assets:

As of December 31, 2022, derived from the acquisition of JAFRA, the Group did not recognize deferred tax assets in the consolidated statement of financial position with respect to the following items of the subsidiaries:

Originated loss’ year	Life year	Jafra Cosmetics International, S.A. de C.V.		Jafrafin, S.A. de C.V.
2019	2029	Ps.	27,861	-
2020	2030		3,376	-
2021	2031		-	2,659
		Ps.	31,237	2,659

The Group does not recognize taxes for deferred assets with respect to tax loss carryforwards to be amortized, on which it is not probable that future taxable profits will be generated against which the Group can use tax loss carryforwards.

As of December 31, 2021 and January 3, 2021, the Group had no tax loss carryforwards.